Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Summary of restricted stock issued

	Restricted shares	Weighted average issuance price per share
Balance at January 1, 2010	24,000	$38.99

Restricted shares granted	82,907	34.94
Restricted shares vested	(12,000)	37.53

Balance at December 31, 2010	94,907	35.63

Restricted shares granted	72,866	27.18
Restricted shares vested	(45,565)	35.24

Balance at December 31, 2011	122,208	30.74

Restricted shares granted	54,882	22.97
Restricted shares vested	(82,667)	30.67
Restricted shares forfeited	(409)	31.48

Balance at December 31, 2012	94,014	$26.26

Summary of all stock options outstanding

	Shares subject to option	Weighted average exercise price per share	Aggregate intrinsic value	Weighted average contractual life remaining in years
Balance at January 1, 2010	104,463	$22.87	$1,935,885	5.3

Options granted	16,000	37.23
Options exercised	(6,162)	8.16

Balance at December 31, 2010	114,301	25.67	971,014	5.3

Options granted	16,000	25.18
Options exercised	(14,324)	14.06
Options forfeited or expired	(11,977)	13.69

Balance at December 31, 2011	104,000	28.57	126,570	6.2

Options granted	16,000	22.95
Options exercised	(4,000)	15.04

Balance at December 31, 2012	116,000	$28.27	$279,150	6.0

Summary of stock options outstanding

	Options outstanding			Options exercisable
Range of exercise prices	Number of options	Average life(1)	Weighted average exercise price	Number of options	Weighted average exercise price
$8.55 — $12.625	12,000	0.8	$10.59	12,000	$10.59
$20.16 — $22.95	32,000	6.3	21.59	32,000	21.59
$25.18 — $26.86	24,000	7.0	25.74	24,000	25.74
$37.225 — $40.455	48,000	6.5	38.40	48,000	38.40

Total	116,000	6.0	$28.27	116,000	$28.27

(1)	Average life remaining in years.

Fair value of options on respective grant dates using Black-Scholes option pricing model

	2012	2011	2010
Weighted average risk-free interest rate	1.2%	2.5%	2.3%
Weighted average expected volatility	49.6%	48.5%	48.3%
Expected option life	8.0 years	7.5 years	7.4 years
Expected dividend yield	0.00%	0.00%	0.00%